                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9819
               --------------------------------------------------
                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                  Copy to:

Julie Tedesco, Vice President and Senior Counsel  Timothy W. Diggins, Esq.
   State Street Bank and Trust Company                  Ropes & Gray
      One Federal Street, 9th Floor                 One International Place
       Boston, Massachusetts 02110              Boston, Massachusetts 02110-2624

Registrant's telephone number, including area code: (617) 662-3968

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

ITEM 1: SHAREHOLDER REPORT

                       STATE STREET EQUITY 500 INDEX FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2004

STATE STREET EQUITY 500 INDEX FUND
ADMINISTRATIVE SHARES
GROWTH OF A $10,000 INVESTMENT (A)
[LINE GRAPH]

                                                            STATE STREET EQUITY 500 INDEX FUND
                                                                  ADMINISTRATIVE SHARES*               S&P 500 INDEX** (B)
                                                            ----------------------------------         -------------------
4/18/01                                                                    10000                              10000
12/31/01                                                                    9703                               9727
6/30/02                                                                     8422                               8447
12/31/02                                                                    7538                               7578
6/30/03                                                                     8413                               8469
12/31/03                                                                    9677                               9751
6/30/04                                                                    10000                              10086
12/31/04                                                                   10706                              10810

--------------------------------------------------------------------------------
                           INVESTMENT PERFORMANCE (A)
                  For the Fiscal Year Ended December 31, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                    Total Return
                                                       Total Return           Average Annualized Since
                                                      One Year Ended         Commencement of Operations
                                                     December 31, 2004            (April 18, 2001)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 State Street Equity 500
   Index Fund Administrative Shares                       10.63%                       1.86%
 S&P 500(R) Index                                         10.88%                       2.13%
-----------------------------------------------------------------------------------------------------------

(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b) The Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Equity 500 Index Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2004 to December 31, 2004.

The table below illustrates your Fund's costs in two ways:

- BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of each class of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the indicated Class. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Class under the heading "Expenses Paid During Period".

- BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Class's costs with those of other mutual funds. It assumes that the Class had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the Class's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Class's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

STATE STREET EQUITY 500 INDEX FUND

Six Months Ended December 31, 2004

------------------------------------------------------------------------------------------------
                                               BEGINNING          ENDING
                                             ACCOUNT VALUE     ACCOUNT VALUE      EXPENSES PAID
                                             JULY 1, 2004    DECEMBER 31, 2004   DURING PERIOD*
------------------------------------------------------------------------------------------------
 BASED ON ACTUAL CLASS RETURN
------------------------------------------------------------------------------------------------
 Administrative Shares                         $1,000.00         $1,070.55            $1.28
------------------------------------------------------------------------------------------------
 Service Shares                                $1,000.00         $1,069.90            $1.79
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL (5% RETURN BEFORE
 EXPENSES)
------------------------------------------------------------------------------------------------
 Administrative Shares                         $1,000.00         $1,023.90            $1.25
------------------------------------------------------------------------------------------------
 Service Shares                                $1,000.00         $1,023.41            $1.75
------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares and Service Shares annualized average weighted expense ratios as of December 31, 2004 were 0.245% and 0.344%, respectively, which include each Class's proportionate share of the expenses of the State Street Equity 500 Index Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

ASSETS
  Investment in State Street Equity 500 Index Portfolio, at
     value (identified cost $170,590,892) (Note 1)            $213,154,555
  Receivable for Fund shares sold                                  360,821
  Other assets                                                      13,690
                                                              ------------
                                                               213,529,066

LIABILITIES
  Payable for Fund shares repurchased                                  434
  Distribution fees payable (Note 3)                                30,789
  Administration fees payable (Note 3)                               9,492
                                                              ------------
                                                                    40,715
                                                              ------------
NET ASSETS                                                    $213,488,351
                                                              ------------
NET ASSETS CONSIST OF:
  Paid-in Capital                                             $212,023,757
  Accumulated undistributed net investment income                   19,496
  Accumulated net realized loss                                (41,118,565)
  Net unrealized appreciation on investments                    42,563,663
                                                              ------------
NET ASSETS                                                    $213,488,351
                                                              ============
ADMINISTRATIVE SHARES:
NET ASSETS                                                    $200,524,313
  Shares of beneficial interest outstanding                     19,848,185
  Offering, net asset value, and redemption price per share   $      10.10
                                                              ============
SERVICE SHARES:
NET ASSETS                                                    $ 12,964,038
  Shares of beneficial interest outstanding                      1,283,936
  Offering, net asset value, and redemption price per share   $      10.10
                                                              ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

INCOME
  Dividend income allocated from Portfolio (Note 2)           $ 5,443,048
  Interest income allocated from Portfolio (Note 2)                 7,847
  Security lending income allocated from Portfolio (Note 2)         5,385
  Expenses allocated from Portfolio (Note 3)                     (121,355)
                                                              -----------
                                                                5,334,925
                                                              -----------

EXPENSES
  Distribution fees (Note 3)
     Administrative Shares                                        279,916
     Service Shares                                               207,740
  Administration fees (Note 3)                                    134,853
                                                              -----------
                                                                  622,509
                                                              -----------
NET INVESTMENT INCOME                                           4,712,416
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) allocated from Portfolio on:
  Investments                                                  (3,359,451)
  Futures                                                         681,037
                                                              -----------
                                                               (2,678,414)
                                                              -----------
Change in unrealized appreciation (depreciation) allocated
  from Portfolio on:
  Investments                                                  24,433,451
  Futures                                                         (21,585)
                                                              -----------
                                                               24,411,866
                                                              -----------
Net realized and unrealized gain on investments                21,733,452
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $26,445,868
                                                              ===========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                              For the             For the
                                                            Year Ended          Year Ended
                                                         December 31, 2004   December 31, 2003
                                                         -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:
  Net investment income                                    $  4,712,416        $  2,771,787
  Net realized loss on investments                           (2,678,414)         (6,469,317)
  Change in unrealized appreciation (depreciation)           24,411,866          52,688,564
                                                           ------------        ------------
  Net increase in net assets resulting from operations       26,445,868          48,991,034
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
     Administrative Shares                                   (4,403,652)         (1,994,382)
     Service Shares                                            (264,436)           (761,272)
                                                           ------------        ------------
     Total Distributions                                     (4,668,088)         (2,755,654)
                                                           ------------        ------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
ADMINISTRATIVE SHARES
  Shares sold                                                17,186,542          17,561,384
  Reinvestment of distributions                               4,403,652           1,994,382
  Shares redeemed                                           (17,967,882)        (11,282,817)
                                                           ------------        ------------
       Net increase from capital share transactions           3,622,312           8,272,949
                                                           ------------        ------------
SERVICE SHARES*
  Shares sold                                                23,823,985          81,896,523
  Reinvestment of distributions                                 264,436             761,272
  Shares redeemed                                           (29,324,726)         (7,500,597)
  Redemptions in-kind                                       (72,956,408)                 --
                                                           ------------        ------------
  Net increase (decrease) from capital share
     transactions                                           (78,192,713)         75,157,198
                                                           ------------        ------------
  Net increase (decrease) in net assets                     (52,792,621)        129,665,527
NET ASSETS, BEGINNING OF YEAR                               266,280,972         136,615,445
                                                           ------------        ------------
NET ASSETS, END OF YEAR                                    $213,488,351        $266,280,972
                                                           ============        ============
Accumulated undistributed net investment income            $     19,496        $      6,263
                                                           ============        ============

---------------
* Service Shares commenced operations on March 10, 2003.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

                                                              For the             For the
                                                            Year Ended          Year Ended
                                                         December 31, 2004   December 31, 2003
                                                         -----------------   -----------------
CHANGES IN SHARES:
ADMINISTRATIVE SHARES
  Shares sold                                                1,796,467           2,194,164
  Reinvestment of distributions                                435,142             227,163
  Shares redeemed                                           (1,879,949)         (1,485,709)
                                                            ----------          ----------
     Net increase in shares                                    351,660             935,618
                                                            ==========          ==========
SERVICE SHARES*
  Shares sold                                                2,502,761           9,803,007
  Reinvestment of distributions                                 26,157              81,769
  Shares redeemed                                           (3,036,779)           (857,921)
  Shares redeemed in-kind                                   (7,235,058)                 --
                                                            ----------          ----------
     Net increase (decrease) in shares                      (7,742,919)          9,026,855
                                                            ==========          ==========

---------------
* Service Shares commenced operations on March 10, 2003.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR AN ADMINISTRATIVE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                  Year       Year       Year       Period
                                                 Ended      Ended      Ended        Ended
                                                12/31/04   12/31/03   12/31/02   12/31/01(a)
                                                --------   --------   --------   -----------
PER SHARE OPERATING PERFORMANCE(B):
NET ASSET VALUE, BEGINNING OF PERIOD            $   9.34   $   7.36   $   9.62    $  10.00
                                                --------   --------   --------    --------
INVESTMENT OPERATIONS:
  Net investment income                             0.17*      0.13*      0.11        0.08
  Net realized and unrealized gain (loss) on
     investments                                    0.82       1.95      (2.26)      (0.38)
                                                --------   --------   --------    --------
     Total from investment operations               0.99       2.08      (2.15)      (0.30)
                                                --------   --------   --------    --------
LESS DISTRIBUTIONS FROM:
  Net investment income                            (0.23)     (0.10)     (0.11)      (0.08)
                                                --------   --------   --------    --------
  Net increase (decrease) in net assets             0.76       1.98      (2.26)      (0.38)
                                                --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD                  $  10.10   $   9.34   $   7.36    $   9.62
                                                ========   ========   ========    ========
TOTAL RETURN(C)                                    10.63%     28.37%    (22.31)%     (2.97)%
                                                ========   ========   ========    ========
RATIOS AND SUPPLEMENTARY DATA:
  Net Assets, End of Period (000s)              $200,524   $182,037   $136,615    $171,774
  Ratios to average net assets:
     Operating expenses                            0.245%     0.245%     0.245%      0.245%(d)
     Net investment income                          1.78%      1.54%      1.37%       1.18%(d)
  Portfolio turnover rate                              9%        12%        13%         14%

---------------
(a) Administrative Shares commenced operations on April 18, 2001.
(b) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.
(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d) Annualized.
*   Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A SERVICE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                              Year Ended   Period Ended
                                                               12/31/04    12/31/03(a)
                                                              ----------   ------------
PER SHARE OPERATING PERFORMANCE(B):
NET ASSET VALUE, BEGINNING OF PERIOD                           $  9.33       $  6.94
                                                               -------       -------

INVESTMENT OPERATIONS:
  Net investment income                                           0.16*         0.10*
  Net realized and unrealized gain on investments                 0.83          2.38
                                                               -------       -------
     Total from investment operations                             0.99          2.48
                                                               -------       -------

LESS DISTRIBUTIONS FROM:
  Net investment income                                          (0.22)        (0.09)
                                                               -------       -------
  Net increase in net assets                                      0.77          2.39
                                                               -------       -------
NET ASSET VALUE, END OF PERIOD                                 $ 10.10       $  9.33
                                                               =======       =======
TOTAL RETURN(C)                                                  10.51%        35.71%
                                                               =======       =======
RATIOS AND SUPPLEMENTARY DATA:
  Net Assets, End of Period (000s)                             $12,964       $84,244
  Ratios to average net assets:
     Operating expenses                                          0.345%        0.345%(d)
     Net investment income                                        1.67%         1.45%(d)
  Portfolio turnover rate                                            9%           12%

---------------
(a) Service Shares commenced operations on March 10, 2003.
(b) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.
(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d) Annualized.
*   Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

1. ORGANIZATION

The State Street Institutional Investment Trust (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following diversified series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street MSCI(R) EAFE(R) Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund"). Pursuant to the Trust's Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares, with no par value, of the Fund.

The Fund commenced operations on April 18, 2001. As of December 31, 2004, the Fund and the State Street Institutional Liquid Reserves Fund were the only series of the Trust that had commenced operations. The Fund offers both Administrative and Service shares (formerly Class A and B shares, respectively). Administrative Shares commenced operations on April 18, 2001 and Service Shares commenced operations on March 10, 2003.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (7.702% at December 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements.

SECURITY VALUATION: The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and

STATE STREET EQUITY 500 INDEX FUND

DECEMBER 31, 2004

losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by that class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS: Dividends, if any, are declared and paid, at least, annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The tax character of distributions paid to shareholders during the years ended December 31, 2004 and 2003 were as follows:

                                                      2004         2003
                                                   ----------   ----------
Ordinary income                                    $4,668,088   $2,755,654

At December 31, 2004 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                $     10,646
Capital loss carryover                                        (26,378,156)
Unrealized appreciation                                        27,832,104
                                                             ------------
Total                                                        $  1,464,594
                                                             ============

As of December 31, 2004, there were no significant differences between book basis and tax basis components of net assets, other than differences attributable to wash sale loss deferrals.

FEDERAL INCOME TAXES: The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These book tax differences are primarily due to wash sales loss deferrals.

At December 31, 2004, the Fund had capital loss carry forwards in the amount of $26,378,156, of which $18,165,550, $7,776,419, $78,263, and $357,924 may be utilized to offset future net realized capital gains until expiration dates of December 31, 2009, December 31, 2010, December 31, 2011, and December 31, 2012, respectively. No post-October losses were deferred in the current year.

STATE STREET EQUITY 500 INDEX FUND

DECEMBER 31, 2004

At December 31, 2004, the cost of investments computed on a federal income tax basis was $185,322,451, resulting in $27,832,104 of unrealized appreciation. The differences between book and tax cost amounts are primarily due to wash sales loss deferrals.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio pays a unitary fee of 0.045% of its average daily net assets to State Street Bank & Trust Company ("State Street") for SSgA Funds Management, Inc.'s ("SSgA FM"), a subsidiary of State Street Corporation and an affiliate of State Street, services as the investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses). For the year ended December 31, 2004, the Fund's pro-rata share of these expenses amounted to $121,355. State Street is also the administrator for the Fund, the custodian for the Fund's assets, and serves as the transfer agent to the Fund. As compensation for its services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives a fee at an annual rate of 0.05% of average daily net assets of the Fund. Under this arrangement, the Fund's expenses for the year ended December 31, 2004, amounted to $134,853.

ALPS Distributors, Inc. serves as Distributor (the "Distributor") pursuant to a Distribution Agreement with the Trust.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund may compensate financial intermediaries in connection with the distribution of Administrative and Service shares and for services provided to the Fund's shareholders. The Rule 12b-1 Plan calls for payments at an annual rate of up to 0.25% of average daily net assets for Service shares of the Fund, and an annual rate of up to 0.15% of average daily net assets for Administrative shares of the Fund. For the year ended December 31, 2004, the Fund accrued payments to financial intermediaries pursuant to the Rule 12b-1 plan in the amount of $487,656.

4. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or

STATE STREET EQUITY 500 INDEX FUND

DECEMBER 31, 2004

liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

5. TAX INFORMATION -- (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the Fund's distributions for its fiscal year ended December 31, 2004:

State Street Equity 500 Index Fund had 100% of 2004 dividends qualify for the corporate dividends received deduction. 100% of these distributions have also met the requirements needed to be considered qualified dividends under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

STATE STREET EQUITY 500 INDEX FUND

DECEMBER 31, 2004

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

STATE STREET EQUITY 500 INDEX FUND

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Institutional Investment Trust and Shareholders of State Street Equity 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Fund (one of the funds constituting State Street Institutional Investment Trust)(the Fund) as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Fund of the State Street Institutional Investment Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 11, 2005

STATE STREET EQUITY 500 INDEX FUND

STATE STREET INSTITUTIONAL INVESTMENT TRUST
(UNAUDITED)

 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                                                         FUNDS IN         OTHER
                          POSITION(S)   TERM OF OFFICE                                                 FUND COMPLEX   DIRECTORSHIPS
    NAME, ADDRESS AND      HELD WITH    AND LENGTH OF                PRINCIPAL OCCUPATION              OVERSEEN BY       HELD BY
  DATE OF BIRTH ("DOB")      TRUST       TIME SERVED                DURING PAST FIVE YEARS               TRUSTEE         TRUSTEE
 -----------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES:
 -----------------------------------------------------------------------------------------------------------------------------------
 Michael F. Holland       Trustee and  Term: Indefinite  Chairman, Holland & Company L.L.C.                 14       Trustee, State
 Holland & Company, LLC   Chairman of                    (investment adviser) (1995 -- present).                     Street
 375 Park Avenue          the Board    Elected: 7/99                                                                 Institutional
 New York, NY 10152                                                                                                  Investment
 DOB: 07/08/44                                                                                                       Trust; Director
                                                                                                                     of the Holland
                                                                                                                     Series Fund,
                                                                                                                     Inc.; and
                                                                                                                     Director, The
                                                                                                                     China Fund,
                                                                                                                     Inc.
 -----------------------------------------------------------------------------------------------------------------------------------



 William L. Boyan         Trustee      Term: Indefinite  Trustee of Old Mutual South Africa Master          14       Trustee, State
 State Street Master                                     Trust (investments) (1997 -- present);                      Street
 Funds                                 Elected: 7/99     Chairman emeritus, Children's Hospital                      Institutional
 P.O. Box 5049                                           (1984 -- present); Director, Boston Plan For                Investment
 Boston, MA 02206                                        Excellence (non-profit) (1994 -- present);                  Trust; and
 DOB: 01/20/37                                           President and Chief Operations Officer, John                Trustee, Old
                                                         Hancock Mutual Life Insurance Company                       Mutual South
                                                         (1959 -- 1999). Mr. Boyan retired in 1999.                  Africa Master
                                                                                                                     Trust
 -----------------------------------------------------------------------------------------------------------------------------------
 Rina K. Spence           Trustee      Term: Indefinite  President of SpenceCare International LLC          14       Trustee, State
 7 Acacia Street                                         (1998 -- present); Member of the Advisory                   Street
 Cambridge, MA 02138                   Elected: 7/99     Board, Ingenium Corp., (technology company)                 Institutional
 DOB: 10/24/48                                           (2001 -- present); Chief Executive Officer,                 Investment
                                                         IEmily.com, (internet company) (2000-2001);                 Trust; Director
                                                         Trustee Eastern Enterprise (utilities)                      of Berkshire
                                                         (1988 -- 2000).                                             Life Insurance
                                                                                                                     Company of
                                                                                                                     America; and
                                                                                                                     Director,
                                                                                                                     IEmily.com
 -----------------------------------------------------------------------------------------------------------------------------------



 Douglas T. Williams      Trustee      Term: Indefinite  Executive Vice President of Chase Manhattan        14       Trustee, State
 State Street Master                                     Bank, (1987 -- 1999). Mr. Williams retired                  Street
 Funds                                 Elected: 7/99     in 1999.                                                    Institutional
 P.O. Box 5049                                                                                                       Investment
 Boston, MA 02206                                                                                                    Trust
 DOB: 12/23/40
 -----------------------------------------------------------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX FUND

STATE STREET INSTITUTIONAL INVESTMENT TRUST
(UNAUDITED)

 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
                                                                                                        FUNDS IN         OTHER
                          POSITION(S)  TERM OF OFFICE                                                 FUND COMPLEX   DIRECTORSHIPS
    NAME, ADDRESS AND      HELD WITH    AND LENGTH OF               PRINCIPAL OCCUPATION              OVERSEEN BY       HELD BY
  DATE OF BIRTH ("DOB")      TRUST       TIME SERVED               DURING PAST FIVE YEARS               TRUSTEE         TRUSTEE
 ----------------------------------------------------------------------------------------------------------------------------------
 OFFICERS:
 ----------------------------------------------------------------------------------------------------------------------------------
 Donald A. Gignac         President    Term:            Senior Vice President of State Street Bank         --             --
 State Street Bank and                 Indefinite       and Trust Company (2002 -- present); Vice
 Trust Company                                          President of State Street Bank and Trust
 2 Avenue de Lafayette                 Elected: 8/03    Company (1993 to 2002).
 Boston, MA 02111
 DOB: 06/14/65
 ----------------------------------------------------------------------------------------------------------------------------------



 Karen Gillogly           Treasurer    Term:            Vice President of State Street Bank and            --             --
 State Street Bank and                 Indefinite       Trust Company (1999 -- present); Audit
 Trust Company                                          Senior Manager, Ernst & Young LLP
 One Federal Street                    Elected: 9/03    (1998 -- 1999).
 Boston, MA 02110
 DOB: 09/03/66
 ----------------------------------------------------------------------------------------------------------------------------------



 Julie A. Tedesco         Secretary    Term:            Vice President and Counsel of State Street         --             --
 State Street Bank and                 Indefinite       Bank and Trust Company (2000 -- present);
 Trust Company                                          Counsel of First Data Investor Services
 One Federal Street                    Elected: 5/00    Group, Inc., (1994 -- 2000).
 Boston, MA 02110
 DOB: 09/03/57
 ----------------------------------------------------------------------------------------------------------------------------------



 Peter A. Ambrosini       Chief        Term: Unlimited  Senior Principal and Chief Compliance and          --             --
 SSgA Funds               Compliance                    Risk Management Officer, SSgA Funds
 Management, Inc.         Officer      Elected: 5/04    Management, Inc. and State Street Global
 State Street Financial                                 Advisors (2001 -- present); Managing
 Center                                                 Director, PricewaterhouseCoopers LLP
 One Lincoln Street                                     (1986 -- 2001).
 Boston, MA 02111
 DOB: 12/17/43
 ----------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

INVESTMENT ADVISER

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX FUND

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

                    STATE STREET EQUITY 500 INDEX PORTFOLIO
                                 ANNUAL REPORT
                               DECEMBER 31, 2004

STATE STREET EQUITY 500 INDEX PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

THE PORTFOLIO

The State Street Equity 500 Index Portfolio's (the "Portfolio") investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known unmanaged stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

For the year ended December 31, 2004, the Portfolio gained 10.86%. For the same period, the S&P 500(R) Index gained 10.88%.

THE MARKET

The S&P 500(R) Index finished strong for the year, ending 2004 with a solid 10.88% gain. After a rocky third quarter, equities dramatically picked up in October when a number of solid corporate profit reports led investors to maintain positions in the face of a renewed surge in crude oil. In November, the Index returned 4.1%. When the U.S. presidential election was decided quickly and without controversy, the bulls mounted a fresh stampede to the upside. The rally continued into December with additional gains of 3.4%. This was extremely good news after experiencing small positive returns in the first half of the year and a difficult market during most of the third quarter. The equity market sank in July and August, weighted by second-quarter earnings releases that failed to offer enough enthusiasm regarding the second half of the year, a weak July jobs report and a sharp rise in crude oil prices.

All ten economic sectors represented in the S&P 500(R) Index posted positive results for the year. Energy and Utilities had the highest total returns, while Financials, Industrials and Energy were the greatest contributors to the Index's return. Financials, Industrials, and Energy were bolstered by the respective strengths of Bank of America Corp., General Electric Co. and ExxonMobil Corp. During the second quarter, Bank of America Corp. benefited from its expanded customer base resulting from its merger with FleetBoston and new focus on its higher-margin consumer loan department. General Electric Corp. had a share increase from an acquisition in April, and also moved from being solely a growth stock in the Russell Indexes to mostly value, leading to increased demand from indexers. Not surprisingly, Energy was a top performer this year due to surging oil prices, which fueled investor optimism and brought in a total return of 31.24% for the Index.

Health Care was the weakest performing sector for the year as threats of competition from drug imports and concerns about declining new-product pipelines punished some of the larger companies within this segment. In late September, Merck & Co. Inc. recalled its multi-billion dollar arthritis drug Vioxx after research concluded that the drug doubled the risk of heart attack or stroke. Pfizer, Inc. also trailed the overall sector after the company lowered its revenue expectations for the quarter. Additionally, risk surrounding the presidential election weighed heavily on drug stocks. Information Technology was not far behind Health Care, having been the worst-performing sector of the market during the third quarter

STATE STREET EQUITY 500 INDEX PORTFOLIO
of 2004, as measured by the S&P 500(R) Index. In general, many of the more speculative companies in this sector fell due to lackluster domestic spending on technology.

The top contributors to the Index's return for the 12 month period ending December 31, 2004 were ExxonMobil Corp, General Electric Co. and Johnson & Johnson, while Pfizer, Inc., Intel Corp. and Cisco Systems, Inc. were the largest detractors.

The top three performing stocks in the Index for the year 2004 were Autodesk Inc., Apple Computer Inc., and TXU Corp. The bottom three performing stocks in the Index for the year 2004 were Winn-Dixie Stores, CIENA Corp. and PMC-Sierra Inc.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                         DECEMBER 31, 2004
--------------------------------------------------------------------------------
Common Stocks                                                         97.5%
--------------------------------------------------------------------------------
Money Market Funds                                                     5.7
--------------------------------------------------------------------------------
U.S. Government Securities                                             0.2
--------------------------------------------------------------------------------
Liabilities less cash and other assets                                (3.4)
--------------------------------------------------------------------------------
Total                                                                100.0%
--------------------------------------------------------------------------------

    TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*       DECEMBER 31, 2004
--------------------------------------------------------------------------------
Financials                                                           20.1%
--------------------------------------------------------------------------------
Information Technology                                               16.2
--------------------------------------------------------------------------------
Health Care                                                          12.2
--------------------------------------------------------------------------------
Industrials                                                          11.4
--------------------------------------------------------------------------------
Consumer Discretionary                                               11.3
--------------------------------------------------------------------------------
Total                                                                71.2%
--------------------------------------------------------------------------------

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
GROWTH OF A $10,000 INVESTMENT (A)
[LINE GRAPH]

                                                               STATE STREET EQUITY 500 INDEX
                                                                        PORTFOLIO *                    S&P 500 INDEX ** (B)
                                                               -----------------------------           --------------------
3/1/00                                                                     10000                              10000
6/30/00                                                                    10683                              10608
12/31/00                                                                    9759                               9683
6/30/01                                                                     9090                               9035
12/31/01                                                                    8594                               8532
6/30/02                                                                     7460                               7409
12/31/02                                                                    6689                               6646
6/30/03                                                                     7475                               7427
12/31/03                                                                    8604                               8552
6/30/04                                                                     8901                               8846
12/31/04                                                                    9538                               9482

--------------------------------------------------------------------------------
                           INVESTMENT PERFORMANCE (A)
                  For the Fiscal Year Ended December 31, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                    Total Return
                                                       Total Return           Average Annualized Since
                                                      One Year Ended         Commencement of Operations
                                                     December 31, 2004            (March 1, 2000)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 State Street Equity 500
   Index Portfolio                                        10.86%                      -0.97%
 S&P 500 Index(b)                                         10.88%                      -1.09%
-----------------------------------------------------------------------------------------------------------

(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes.
(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2004 to December 31, 2004.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2004

-------------------------------------------------------------------------------------------------
                                                BEGINNING          ENDING
                                              ACCOUNT VALUE     ACCOUNT VALUE      EXPENSES PAID
                                              JULY 1, 2004    DECEMBER 31, 2004   DURING PERIOD*
-------------------------------------------------------------------------------------------------
 BASED ON ACTUAL PORTFOLIO RETURN               $1,000.00         $1,071.57            $0.23
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL
 (5% RETURN BEFORE EXPENSES)                    $1,000.00         $1,024.91            $0.23
-------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of December 31, 2004 was 0.045% . The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
COMMON STOCKS -- 97.5%
CONSUMER DISCRETIONARY -- 11.3%
AutoNation, Inc.(a)(f)              61,900     $    1,189
AutoZone, Inc.(a)                   19,587          1,788
Bed Bath & Beyond, Inc.(a)          71,414          2,844
Best Buy Co., Inc.                  76,621          4,553
Big Lots, Inc.(a)                   28,738            349
Black & Decker Corp.                18,933          1,672
Brunswick Corp.                     22,029          1,090
Carnival Corp.                     152,619          8,795
Centex Corp.                        29,076          1,732
Circuit City Stores, Inc.           48,139            753
Clear Channel Communications,
  Inc.                             138,965          4,654
Coach, Inc.(a)                      44,400          2,504
Comcast Corp.(a)(f)                533,067         17,740
Cooper Tire & Rubber Co.            18,137            391
Dana Corp.                          36,349            630
Darden Restaurants, Inc.            37,210          1,032
Delphi Corp.(f)                    131,567          1,187
Dillard's, Inc. Class A(f)          19,453            523
Dollar General Corp.                77,315          1,606
Dow Jones & Co., Inc.(f)            19,326            832
Eastman Kodak Co.(f)                67,537          2,178
eBay, Inc.(a)                      159,160         18,507
Family Dollar Stores, Inc.          39,668          1,239
Federated Department Stores,
  Inc.                              42,276          2,443
Ford Motor Co.(f)                  442,155          6,473
Fortune Brands, Inc.                33,966          2,622
Gannett Co., Inc.                   62,738          5,126
Gap, Inc.                          212,030          4,478
General Motors Corp.(f)            136,773          5,479
Genuine Parts Co.                   41,293          1,819
Goodyear Tire & Rubber
  Co.(a)(f)                         43,242            634
Harley-Davidson, Inc.               69,538          4,224
Harrah's Entertainment, Inc.(f)     26,433          1,768
Hasbro, Inc.                        42,787            829
Hilton Hotels Corp.                 91,643          2,084
Home Depot, Inc.                   526,857         22,518
International Game Technology       81,152          2,790
Interpublic Group of Cos.,
  Inc.(a)(f)                        99,577          1,334

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
JC Penney & Co., Inc.               67,088     $    2,777
Johnson Controls, Inc.              44,796          2,842
Jones Apparel Group, Inc.           29,379          1,074
KB HOME(f)                          10,931          1,141
Knight-Ridder, Inc.                 18,291          1,224
Kohl's Corp.(a)                     83,510          4,106
Leggett & Platt, Inc.(f)            45,054          1,281
Limited Brands                     100,169          2,306
Liz Claiborne, Inc.                 25,341          1,070
Lowe's Cos., Inc.                  185,423         10,679
Marriot International, Inc.
  Class A                           53,439          3,366
Mattel, Inc.                        97,545          1,901
May Department Stores Co.           68,567          2,016
Maytag Corp.(f)                     19,329            408
McDonald's Corp.                   299,153          9,591
McGraw-Hill, Inc.                   44,813          4,102
Meredith Corp.                      11,847            642
New York Times Co. Class A          34,745          1,418
Newell Rubbermaid, Inc.(f)          65,221          1,578
NIKE, Inc. Class B                  62,213          5,642
Nordstrom, Inc.                     32,538          1,521
Office Depot, Inc.(a)               74,470          1,293
OfficeMax, Inc.                     20,919            656
Omnicom Group, Inc.                 44,117          3,720
Pulte Homes, Inc.                   29,936          1,910
Radioshack Corp.                    37,253          1,225
Reebok International, Ltd.(f)       14,471            637
Reynolds American, Inc.(f)          34,840          2,738
Sears Roebuck & Co.(f)              49,954          2,549
Sherwin-Williams Co.                33,570          1,498
Snap-On, Inc.(f)                    14,348            493
Stanley Works                       19,732            967
Staples, Inc.                      117,150          3,949
Starbucks Corp.(a)                  96,826          6,038
Starwood Hotels & Resorts
  Worldwide, Inc. Class B           49,112          2,868
Target Corp.                       214,857         11,158
Tiffany & Co.                       34,368          1,099
Time Warner, Inc.(a)             1,098,947         21,364
TJX Cos., Inc.                     115,113          2,893
Toys "R" Us, Inc.(a)                50,369          1,031
Tribune Co.                         74,955          3,159

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
CONSUMER DISCRETIONARY -- (CONTINUED)
Univision Communications, Inc.
  Class A(a)                        76,018     $    2,225
V.F. Corp.(f)                       25,988          1,439
Viacom, Inc. Class B               409,697         14,909
Visteon Corp.(f)                    30,453            298
Walt Disney Co.                    488,373         13,577
Wendy's International, Inc.         26,767          1,051
Whirlpool Corp.                     15,666          1,084
Yum! Brands, Inc.                   71,522          3,374
                                              ------------
                                                  312,296
                                              ------------
CONSUMER STAPLES -- 10.1%
Adolph Coors Co. Class B(f)          8,944            677
Alberto Culver Co. Class B(f)       21,658          1,052
Albertson's, Inc.(f)                87,513          2,090
Altria Group, Inc.                 492,064         30,065
Anheuser-Busch Cos., Inc.          190,267          9,652
Archer-Daniels-Midland Co.         159,567          3,560
Avon Products, Inc.                114,848          4,445
Brown-Forman Corp. Class B          28,582          1,391
Campbell Soup Co.(f)                96,683          2,890
Clorox Co.                          36,010          2,122
Coca-Cola Co.                      580,335         24,159
Coca-Cola Enterprises, Inc.(f)     110,900          2,312
Colgate-Palmolive Co.              125,535          6,422
ConAgra Foods, Inc.                124,446          3,665
Costco Wholesale Corp.             113,551          5,497
CVS Corp.                           97,192          4,380
General Mills, Inc.                 85,964          4,273
Gillette Co.                       238,444         10,678
H.J. Heinz Co.                      82,320          3,210
Hershey Foods Corp.                 58,008          3,222
Kellogg Co.                         97,529          4,356
Kimberly-Clark Corp.               116,564          7,671
Kroger Co.(a)                      174,022          3,052
McCormick & Co., Inc.               32,900          1,270
Pepsi Bottling Group, Inc.          60,453          1,635
PepsiCo, Inc.                      404,210         21,100
Procter & Gamble Co.               607,922         33,484
Safeway, Inc.(a)(f)                105,293          2,078
Sara Lee Corp.                     186,917          4,512
SuperValu, Inc.                     32,060          1,107
Sysco Corp.                        154,881          5,912

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
UST Corp.(f)                        38,947     $    1,874
Wal-Mart Stores, Inc.            1,014,128         53,566
Walgreen Co.                       243,910          9,359
Wrigley Wm., Jr. Co.                52,916          3,661
                                              ------------
                                                  280,399
                                              ------------
ENERGY -- 6.7%
Amerada Hess Corp.(f)               21,202          1,747
Anadarko Petroleum Corp.            58,954          3,821
Apache Corp.                        76,830          3,885
Ashland, Inc.                       16,580            968
Baker Hughes, Inc.                  78,680          3,357
BJ Services Co.                     37,855          1,762
Burlington Resources, Inc.          92,956          4,044
ChevronTexaco Corp.                507,994         26,675
ConocoPhillips                     165,841         14,400
Devon Energy Corp.                 117,922          4,589
EOG Resources, Inc.                 27,884          1,990
ExxonMobil Corp.                 1,544,302         79,161
Halliburton Co.                    103,986          4,080
Kerr-McGee Corp.                    35,236          2,036
Marathon Oil Corp.                  81,534          3,066
Nabors Industries, Ltd.(a)          35,515          1,822
Noble Corp.(a)                      31,523          1,568
Occidental Petroleum Corp.          95,523          5,575
Rowan Cos., Inc.(a)(f)              25,439            659
Schlumberger, Ltd.                 141,807          9,494
Sunoco, Inc.                        17,728          1,448
Transocean, Inc.(a)                 75,595          3,204
Unocal Corp.                        62,388          2,698
Valero Energy Corp.                 60,700          2,756
                                              ------------
                                                  184,805
                                              ------------
FINANCIALS -- 20.1%
ACE, Ltd.                           67,355          2,879
AFLAC, Inc.                        119,516          4,762
Allstate Corp.                     163,207          8,441
Ambac Financial Group, Inc.         25,747          2,115
American Express Co.               301,373         16,988
American International Group,
  Inc.                             623,983         40,977
AmSouth Bancorp(f)                  83,319          2,158
AON Corp.                           74,223          1,771
Apartment Investment &
  Management Co. Class A            22,300            859

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
FINANCIALS -- (CONTINUED)
Archstone-Smith Trust               46,200     $    1,769
Bank of America Corp.              967,500         45,463
Bank of New York Co., Inc.         187,879          6,279
BB&T Corp.                         130,618          5,492
Bear Stearns Cos., Inc.             24,299          2,486
Capital One Financial Corp.         58,815          4,953
Charles Schwab Corp.               321,893          3,850
Chubb Corp.                         45,039          3,463
Cincinnati Financial Corp.          39,700          1,757
CIT Group, Inc.                     49,300          2,259
Citigroup, Inc.                  1,242,671         59,872
Comerica, Inc.                      40,432          2,467
Compass Bancshares, Inc.            28,900          1,407
Countrywide Financial Corp.        140,686          5,207
E*Trade Financial Corp.(a)          87,400          1,307
Equity Office Properties Trust      95,241          2,773
Equity Residential                  66,207          2,395
Fannie Mae                         232,429         16,551
Federal Home Loan Mortgage
  Corp.                            165,846         12,223
Federated Investors, Inc. Class
  B(f)                              25,500            775
Fifth Third Bancorp                135,400          6,402
First Horizon National Corp.(f)     29,117          1,255
Franklin Resources, Inc.            59,144          4,119
Golden West Financial Corp.         74,322          4,565
Goldman Sachs Group, Inc.          115,600         12,027
Hartford Financial Services
  Group, Inc.                       71,288          4,941
Huntington Bancshares, Inc.         53,954          1,337
J.P. Morgan Chase & Co.            853,819         33,307
Janus Capital Group, Inc.           56,319            947
Jefferson-Pilot Corp.               32,160          1,671
KeyCorp(f)                          95,809          3,248
Lehman Brothers Holdings, Inc.      63,918          5,592
Lincoln National Corp.              41,431          1,934
Loews Corp.                         43,814          3,080
M & T Bank Corp.                    27,500          2,966
Marsh & McLennan Cos., Inc.        128,136          4,216
Marshall & Ilsley Corp.             52,292          2,311
MBIA, Inc.                          33,758          2,136
MBNA Corp.                         308,002          8,683

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Mellon Financial Corp.             100,423     $    3,124
Merrill Lynch & Co., Inc.(f)       223,927         13,384
MetLife, Inc.                      176,707          7,158
MGIC Investment Corp.(f)            23,262          1,603
Moody's Corp.                       34,865          3,028
Morgan Stanley                     261,043         14,493
National City Corp.                163,891          6,154
North Fork Bancorp, Inc.           110,135          3,177
Northern Trust Corp.                51,840          2,518
Plum Creek Timber Co., Inc.         43,080          1,656
PNC Financial Services Group,
  Inc.                              66,447          3,817
Principal Financial Group, Inc.     73,750          3,019
Progressive Corp.(f)                47,247          4,008
ProLogis                            43,400          1,881
Providian Financial Corp.(a)        69,673          1,148
Prudential Financial, Inc.         122,300          6,722
Regions Financial Corp.            113,009          4,022
SAFECO Corp.(f)                     29,664          1,550
Simon Property Group, Inc.          52,963          3,425
SLM Corp.                          102,642          5,480
Sovereign Bancorp, Inc.             81,500          1,838
St. Paul Travelers Cos., Inc.      161,925          6,003
State Street Corp.(g)               79,225          3,892
SunTrust Banks, Inc.                89,572          6,618
Synovus Financial Corp.             72,604          2,075
T. Rowe Price Group, Inc.(f)        29,990          1,865
Torchmark Corp.                     25,876          1,479
U.S. Bancorp                       446,561         13,986
UnumProvident Corp.(f)              70,835          1,271
Wachovia Corp.                     384,786         20,240
Washington Mutual, Inc.            207,113          8,757
Wells Fargo Co.                    405,711         25,215
XL Capital, Ltd. Class A            32,632          2,534
Zions Bancorp                       21,319          1,450
                                              ------------
                                                  557,025
                                              ------------
HEALTH CARE -- 12.2%
Abbott Laboratories                373,967         17,445
Aetna, Inc.                         36,032          4,495
Allergan, Inc.                      30,991          2,512
AmerisourceBergen Corp.             26,416          1,550
Amgen, Inc.(a)                     304,875         19,558

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
HEALTH CARE -- (CONTINUED)
Applera Corp. -- Applied
  Biosystems Group                  47,567     $      995
Bausch & Lomb, Inc.(f)              12,825            827
Baxter International, Inc.         149,426          5,161
Becton, Dickinson & Co.             61,729          3,506
Biogen Idec, Inc.(a)                80,073          5,334
Biomet, Inc.                        60,041          2,605
Boston Scientific Corp.(a)         203,896          7,248
Bristol-Myers Squibb Co.           462,617         11,852
C.R. Bard, Inc.                     24,494          1,567
Cardinal Health, Inc.              104,466          6,075
Caremark Rx, Inc.(a)               111,408          4,393
Chiron Corp.(a)                     44,644          1,488
CIGNA Corp.                         32,389          2,642
Eli Lilly & Co.                    271,897         15,430
Express Scripts, Inc.(a)            18,600          1,422
Forest Laboratories, Inc.(a)        87,006          3,903
Genzyme Corp.(a)                    56,105          3,258
Gilead Sciences, Inc.(a)           105,400          3,688
Guidant Corp.                       77,164          5,563
HCA, Inc.                           99,359          3,970
Health Management Associates,
  Inc. Class A(f)                   57,298          1,302
Hospira, Inc.(a)                    37,336          1,251
Humana, Inc.(a)                     37,625          1,117
IMS Health, Inc.                    55,281          1,283
Johnson & Johnson                  710,846         45,082
King Pharmaceuticals, Inc.(a)       56,932            706
Laboratory Corp. of America
  Holdings(a)                       32,800          1,634
Manor Care, Inc.                    21,251            753
McKesson Corp.                      69,231          2,178
Medco Health Solutions, Inc.(a)     63,872          2,657
MedImmune, Inc.(a)                  59,465          1,612
Medtronic, Inc.                    290,502         14,429
Merck & Co., Inc.                  532,503         17,115
Millipore Corp.(a)                  11,628            579
Mylan Laboratories Inc.(f)          63,800          1,128
Pfizer, Inc.                     1,803,974         48,509
Quest Diagnostics Inc.(f)           24,000          2,293
Schering-Plough Corp.              355,524          7,423
St. Jude Medical, Inc.(a)           83,894          3,518

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Stryker Corp.                       97,608     $    4,710
Tenet Healthcare Corp.(a)          109,309          1,200
UnitedHealth Group, Inc.           157,084         13,828
Watson Pharmaceuticals,
  Inc.(a)(f)                        25,803            847
Wellpoint, Inc.(a)                  70,389          8,095
Wyeth                              320,731         13,660
Zimmer Holdings, Inc.(a)            58,020          4,649
                                              ------------
                                                  338,045
                                              ------------
INDUSTRIALS -- 11.4%
3M Co.                             185,884         15,256
Allied Waste Industries,
  Inc.(a)(f)                        75,867            704
American Power Conversion
  Corp.(f)                          47,267          1,012
American Standard Cos., Inc.(a)     50,621          2,092
Apollo Group, Inc.(a)               45,375          3,662
Avery Dennison Corp.                26,370          1,581
Boeing Co.                         199,645         10,336
Burlington Northern Santa Fe
  Corp.                             91,350          4,322
Caterpillar, Inc.                   82,285          8,024
Cendant Corp.                      248,722          5,815
Cintas Corp.                        40,382          1,771
Cooper Industries, Ltd.             21,821          1,481
CSX Corp.                           50,624          2,029
Cummins, Inc.(f)                    10,373            869
Danaher Corp.(f)                    75,026          4,307
Deere & Co.                         58,441          4,348
Delta Air Lines, Inc.(a)(f)         30,493            228
Dover Corp.                         47,913          2,009
Eaton Corp.                         35,478          2,567
Emerson Electric Co.               101,335          7,104
Equifax, Inc.                       32,069            901
FedEx Corp.                         71,646          7,056
Fluor Corp.(f)                      19,806          1,080
General Dynamics Corp.              47,806          5,001
General Electric Co.(e)          2,530,423         92,360
Goodrich Co.                        27,955            912
H&R Block, Inc.(f)                  38,810          1,902
Honeywell International, Inc.      207,642          7,353
Illinois Tool Works, Inc.           71,164          6,596
Ingersoll-Rand Co. Class A          41,050          3,296
ITT Industries, Inc.                22,002          1,858

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
INDUSTRIALS -- (CONTINUED)
Lockheed Martin Corp.              104,871     $    5,826
Masco Corp.                        108,974          3,981
Monster Worldwide, Inc.(a)          27,692            932
Navistar International
  Corp.(a)(f)                       16,880            742
Norfolk Southern Corp.              93,261          3,375
Northrop Grumman Corp.              89,278          4,853
PACCAR, Inc.                        40,970          3,297
Pall Corp.                          29,474            853
Parker-Hannifin Corp.               28,223          2,138
Pitney Bowes, Inc.                  54,539          2,524
Power-One, Inc.(a)                  20,500            183
R.R. Donnelley & Sons Co.           51,860          1,830
Raytheon Co.                       107,714          4,183
Robert Half International, Inc.     41,114          1,210
Rockwell Automation, Inc.           43,520          2,156
Rockwell Collins, Inc.              42,119          1,661
Ryder Systems, Inc.                 15,380            735
Southwest Airlines Co.             186,140          3,030
Textron, Inc.                       32,775          2,419
Tyco International, Ltd.           483,048         17,264
Union Pacific Corp.                 61,040          4,105
United Parcel Service, Inc.
  Class B                          268,800         22,972
United Technologies Corp.          121,657         12,573
W.W. Grainger, Inc.                 21,709          1,446
Waste Management, Inc.             136,579          4,089
                                              ------------
                                                  316,209
                                              ------------
INFORMATION TECHNOLOGY -- 16.2%
ADC Telecommunications,
  Inc.(a)(f)                       190,527            511
Adobe Systems, Inc.                 56,771          3,562
Advanced Micro Devices,
  Inc.(a)(f)                        95,384          2,100
Affiliated Computer Services,
  Inc.(a)(f)                        30,200          1,818
Agilent Technologies, Inc.(a)      115,127          2,775
Altera Corp.(a)                     87,978          1,821
Analog Devices, Inc.                88,861          3,281
Andrew Corp.(a)                     37,727            514
Apple Computer, Inc.(a)             97,246          6,263
Applied Materials, Inc.(a)         403,661          6,903
Applied Micro Circuits
  Corp.(a)(f)                       75,042            316

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Autodesk, Inc.                      53,630     $    2,035
Automatic Data Processing, Inc.    140,838          6,246
Avaya, Inc.(a)(f)                  107,415          1,848
BMC Software, Inc.(a)               51,336            955
Broadcom Corp.(a)                   77,846          2,513
CIENA Corp.(a)(f)                  138,988            464
Cisco Systems, Inc.(a)           1,578,359         30,462
Citrix Systems, Inc.(a)             40,553            995
Computer Associates
  International, Inc.              138,244          4,294
Computer Sciences Corp.(a)          44,782          2,524
Compuware Corp.(a)                  92,657            599
Comverse Technology, Inc.(a)        45,938          1,123
Convergys Corp.(a)                  35,005            525
Corning, Inc.(a)                   334,285          3,935
Dell, Inc.(a)                      595,791         25,107
Electronic Arts, Inc.(a)            72,000          4,441
Electronic Data Systems
  Corp.(f)                         120,686          2,788
EMC Corp.(a)                       577,841          8,592
First Data Corp.                   200,104          8,512
Fiserv, Inc.(a)                     46,347          1,863
Fisher Scientific
  International, Inc.(a)            27,200          1,697
Freescale Semiconductor,
  Inc.(a)                           94,408          1,733
Gateway, Inc.(a)(f)                 91,465            550
Hewlett-Packard Co.                725,419         15,212
Intel Corp.                      1,515,203         35,441
International Business Machines
  Corp.                            398,818         39,315
Intuit, Inc.(a)                     45,051          1,983
Jabil Circuit, Inc.(a)              48,013          1,228
JDS Uniphase Corp.(a)(f)           344,319          1,091
KLA-Tencor Corp.(a)(f)              46,264          2,155
Lexmark International Group,
  Inc. Class A(a)                   30,602          2,601
Linear Technology Corp.             72,475          2,809
LSI Logic Corp.(a)(f)               93,535            513
Lucent Technologies, Inc.(a)(f)  1,074,672          4,041
Maxim Integrated Products, Inc.     77,056          3,266
Mercury Interactive Corp.(a)        21,548            981
Micron Technology, Inc.(a)         144,032          1,779
Microsoft Corp.(e)               2,602,704         69,518
Molex, Inc.                         44,310          1,329

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
INFORMATION TECHNOLOGY -- (CONTINUED)
Motorola, Inc.                     586,198     $   10,083
National Semiconductor Corp.        84,318          1,513
NCR Corp.(a)                        22,192          1,536
Network Appliance, Inc.(a)          87,767          2,916
News Corp. Class A(f)              609,600         11,375
Novell, Inc.(a)(f)                  90,942            614
Novellus Systems, Inc.(a)           33,669            939
NVIDIA Corp.(a)(f)                  38,651            911
Oracle Corp.(a)                  1,231,538         16,897
Parametric Technology Corp.(a)      61,941            365
Paychex, Inc.                       89,227          3,041
PerkinElmer, Inc.                   31,257            703
PMC-Sierra, Inc.(a)(f)              40,024            450
QLogic Corp.(a)                     21,745            799
QUALCOMM, Inc.                     393,578         16,688
Sabre Holdings Corp. Class A        32,324            716
Sanmina-SCI Corp.(a)               124,358          1,053
Scientific-Atlanta, Inc.(f)         36,068          1,191
Siebel Systems, Inc.(a)            121,958          1,281
Solectron Corp.(a)                 226,514          1,207
Sun Microsystems, Inc.(a)          817,188          4,396
SunGard Data Systems, Inc.(a)       67,950          1,925
Symantec Corp.(a)                  149,000          3,838
Symbol Technologies, Inc.           56,885            984
Tektronix, Inc.                     23,329            705
Tellabs, Inc.(a)                   118,575          1,019
Teradyne, Inc.(a)                   47,092            804
Texas Instruments, Inc.            411,903         10,141
Thermo Electron Corp.(a)            38,429          1,160
Unisys Corp.(a)                     78,879            803
VERITAS Software Corp.(a)          101,883          2,909
Waters Corp.(a)                     27,857          1,303
Xerox Corp.(a)                     207,942          3,537
Xilinx, Inc.                        81,704          2,422
Yahoo!, Inc.(a)                    330,680         12,460
                                              ------------
                                                  449,611
                                              ------------
MATERIALS -- 3.0%
Air Products & Chemicals, Inc.      53,489          3,101
Alcoa, Inc.                        210,346          6,609
Allegheny Technologies, Inc.        21,729            471
Ball Corp.                          26,870          1,182
Bemis Co., Inc.                     25,228            734

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Dow Chemical Co.                   226,899     $   11,234
E.I. Du Pont de Nemours & Co.      237,439         11,646
Eastman Chemical Co.                18,462          1,066
Ecolab, Inc.                        60,626          2,130
Engelhard Corp.                     29,030            890
Freeport-McMoRan Copper & Gold,
  Inc. Class B(f)                   41,914          1,602
Georgia-Pacific Group               61,040          2,288
Great Lakes Chemical Corp.          12,503            356
Hercules, Inc.(a)                   27,298            405
International Flavors &
  Fragrances, Inc.                  22,204            951
International Paper Co.            117,956          4,954
Louisiana-Pacific Corp.             25,759            689
MeadWestvaco Corp.                  47,388          1,606
Monsanto Co.                        62,746          3,486
Newmont Mining Corp.               107,642          4,780
Nucor Corp.                         37,204          1,947
Pactiv Corp.(a)                     35,164            889
Phelps Dodge Corp.                  23,505          2,325
PPG Industries, Inc.                40,490          2,760
Praxair, Inc.                       76,620          3,383
Rohm & Haas Co.                     52,796          2,335
Sealed Air Corp.(a)                 20,236          1,078
Sigma-Aldrich Corp.                 16,493            997
Temple-Inland, Inc.                 13,314            911
United States Steel Corp.(f)        26,902          1,379
Vulcan Materials Co.                24,096          1,316
Weyerhaeuser Co.                    56,424          3,793
                                              ------------
                                                   83,293
                                              ------------
TELECOMMUNICATION SERVICES  -- 3.3%
ALLTEL Corp.                        72,598          4,266
AT&T Corp.                         187,247          3,569
BellSouth Corp.                    440,428         12,239
CenturyTel, Inc.(f)                 31,808          1,128
Citizens Communications Co.(f)      77,677          1,071
L-3 Communications Holdings,
  Inc.                              28,400          2,080
Nextel Communications, Inc.
  Class A(a)                       265,536          7,966
Qwest Communications
  International, Inc.(a)           430,622          1,912
SBC Communications, Inc.           795,504         20,500

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                MARKET
                                                VALUE
                                  SHARES        (000)
                                 ---------   ------------
TELECOMMUNICATION SERVICES -- (CONTINUED)
Sprint Corp. (Fon Group)          354,523     $    8,810
Verizon Communications, Inc.      663,898         26,895
                                             ------------
                                                  90,436
                                             ------------
UTILITIES -- 3.2%
AES Corp.(a)                      157,314          2,150
Allegheny Energy, Inc.(a)(f)       30,999            611
Ameren Corp.(f)                    45,842          2,299
American Electric Power Co.,
  Inc.                             93,454          3,209
Calpine Corp.(a)(f)               144,152            568
CenterPoint Energy, Inc.(f)        72,493            819
Cinergy Corp.                      42,358          1,763
CMS Energy Corp.(a)(f)             49,905            522
Consolidated Edison, Inc.          56,822          2,486
Constellation Energy Group,
  Inc.                             42,603          1,862
Dominion Resources, Inc.(f)        78,687          5,330
DTE Energy Co.                     41,346          1,783
Duke Energy Corp.                 231,377          5,861
Dynegy Inc. Class A(a)(f)          92,330            427
Edison International               76,762          2,459
El Paso Corp.(f)                  153,194          1,593
Entergy Corp.                      53,443          3,612
Exelon Corp.                      159,978          7,050
FirstEnergy Corp.                  77,712          3,070
FPL Group, Inc.(f)                 43,689          3,266
KeySpan Corp.(f)                   37,606          1,484
Kinder Morgan, Inc.                29,238          2,138
Nicor, Inc.(f)                     10,913            403
NiSource, Inc.                     62,967          1,434
Peoples Energy Corp.(f)             9,031            397
PG&E Corp.(a)                      94,523          3,146
Pinnacle West Capital Corp.        21,481            954
PPL Corp.                          44,768          2,385
Progress Energy, Inc.(f)           58,108          2,629
Public Service Enterprise
  Group, Inc.(f)                   55,822          2,890
Sempra Energy                      54,689          2,006
Southern Co.                      178,858          5,995

                                                MARKET
                                                VALUE
                                  SHARES        (000)
                                 ---------   ------------
TECO Energy, Inc.(f)               46,176     $      708
TXU Corp.                          57,448          3,709
Williams Cos., Inc.(f)            134,837          2,197
Xcel Energy, Inc.(f)               93,997          1,711
XTO Energy, Inc.                   62,200          2,201
                                             ------------
                                                  87,127
                                             ------------
TOTAL COMMON STOCKS
  (cost $2,082,504,194)                        2,699,246
                                             ------------
                                    PAR
                                  AMOUNT
                                   (000)
                                 ---------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill
  2.19% due 03/10/05(b)(c)       $  4,299          4,281
                                             ------------
TOTAL U.S. GOVERNMENT
  SECURITIES
  (cost $4,281,257)                                4,281
                                             ------------
                                  SHARES
                                   (000)
                                 ---------
SHORT TERM INVESTMENTS -- 5.7%
AIM Short Term Investment Prime
  Portfolio                        60,104     $   60,104
Federated Money Market
  Obligations Trust                   487            487
State Street Navigator
  Securities Lending Prime
  Portfolio(d)(g) (Note 4)         98,442         98,442
                                             ------------
TOTAL SHORT TERM INVESTMENTS
  (cost $159,032,959)                            159,033
                                             ------------
TOTAL INVESTMENTS -- 103.4%
(identified cost
  $2,245,818,410)                              2,862,560
Liabilities in excess of other
  assets -- (3.4)%                               (95,093)
                                             ------------
NET ASSETS -- 100%                            $2,767,467
                                             ============

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                              UNREALIZED
                                 NUMBER OF   APPRECIATION
                                 CONTRACTS      (000)
                                 ---------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
  Contracts (long) Expiration
  date 03/2005                        364     $    1,073
                                             ------------
Total unrealized appreciation
  on open futures contracts
  purchased                                   $    1,073
                                             ============

---------------
(a) Non-income producing security.
(b) Security held as collateral in relation to initial margin requirements on futures contracts.
(c) Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned.
(e) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.
(f) All or a portion of these securities were on loan at December 31, 2004.
(g) Affiliated issuer. See table below for more information.

                           NUMBER OF    SHARES PURCHASED   SHARES SOLD FOR      NUMBER OF      INCOME EARNED
                          SHARES HELD     FOR THE YEAR     THE YEAR ENDED    SHARES HELD AT     FOR THE YEAR    REALIZED GAIN
SECURITY DESCRIPTION      AT 12/31/03    ENDED 12/31/04       12/31/04          12/31/04       ENDED 12/31/04   ON SHARES SOLD
--------------------      -----------   ----------------   ---------------   ---------------   --------------   --------------
State Street Corp.            84,525            3,400              8,700           79,225         $52,637          $23,855
State Street Navigator
  Securities Lending
  Prime Portfolio         71,146,646      976,149,740        948,854,719       98,441,667          69,912               --

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
(Amounts in thousands)

ASSETS
  Investments in unaffiliated issuers at market (identified
     cost $2,144,730) -- including $97,986 of securities
     loaned (Note 2)                                          $2,760,226
  Investments in non-controlled affiliates at market
     (identified cost $101,088) (Note 4)                         102,334
                                                              ----------
                                                               2,862,560
Receivables:
  Dividends and interest                                           3,608
                                                              ----------
     Total assets                                              2,866,168
LIABILITIES
Payables:
  Investment securities purchased                                    102
  Daily variation margin on futures contracts                         53
  Due upon return of securities loaned                            98,442
  Management fees (Note 4)                                           104
                                                              ----------
     Total liabilities                                            98,701
                                                              ----------
NET ASSETS                                                    $2,767,467
                                                              ==========
COMPOSITION OF NET ASSETS
Paid-in capital                                               $2,149,652
Net unrealized appreciation on investments and futures
  contracts                                                      617,815
                                                              ----------
NET ASSETS                                                    $2,767,467
                                                              ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
(Amounts in thousands)

INVESTMENT INCOME
  Dividend income -- unaffiliated issuers                                $ 52,917
  Dividend income -- non-controlled affiliated issuer                          53
  Interest                                                                    819
  Security lending income (Notes 2 and 4)                                      70
                                                                         --------
     Total Investment Income                                               53,859
EXPENSES
  Management fees (Note 4)                                    $  1,201
                                                              --------
     Total Expenses                                                         1,201
                                                                         --------
NET INVESTMENT INCOME                                                      52,658
                                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments -- unaffiliated issuers                          (34,201)
  Investments -- non-controlled affiliated issuer                   24
  Futures contracts                                              7,688
                                                              --------
                                                                          (26,489)
Net change in unrealized appreciation (depreciation) on:
  Investments                                                  250,841
  Futures contracts                                               (943)
                                                              --------
                                                                          249,898
                                                                         --------
Net realized and unrealized gain                                          223,409
                                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $276,067
                                                                         ========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                               For the             For the
                                                             Year Ended          Year Ended
                                                          December 31, 2004   December 31, 2003
                                                          -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                      $   52,658          $   39,264
  Net realized loss on investments and futures contracts        (26,489)            (90,744)
  Net change in unrealized appreciation (depreciation)          249,898             641,095
                                                             ----------          ----------
     Net increase in net assets resulting from
       operations                                               276,067             589,615
                                                             ----------          ----------

CAPITAL TRANSACTIONS
  Proceeds from contributions                                   331,241             547,305
  Contributions in-kind                                              --              19,659
  Fair value of withdrawals                                    (481,557)           (434,455)
  Withdrawals in-kind                                           (72,956)                 --
                                                             ----------          ----------
     Net increase (decrease) in net assets from capital
       transactions                                            (223,272)            132,509
                                                             ----------          ----------
TOTAL NET INCREASE IN NET ASSETS                                 52,795             722,124

NET ASSETS
Beginning of year                                             2,714,672           1,992,548
                                                             ----------          ----------
End of year                                                  $2,767,467          $2,714,672
                                                             ==========          ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                      Year         Year         Year         Year        Period
                                     Ended        Ended        Ended        Ended        Ended
                                    12/31/04     12/31/03     12/31/02     12/31/01    12/31/00*
                                   ----------   ----------   ----------   ----------   ----------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in
     thousands)                    $2,767,467   $2,714,672   $1,992,548   $2,692,298   $2,957,271

  Ratios to average net assets:
     Operating expenses                 0.045%       0.045%       0.045%       0.045%       0.045%+
     Net investment income               1.97%        1.74%        1.57%        1.34%        1.14%+
     Portfolio turnover rate**              9%          12%          13%          14%          18%++
     Total return(a)                    10.86%       28.62%      (22.16%)     (11.94%)      (2.41%)++

---------------
*   The Portfolio commenced operations on March 1, 2000.
**  The Portfolio turnover rate excludes in-kind security transactions.
+   Annualized.
++  Not Annualized.
(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2004, only the Portfolio, State Street MSCI(R) EAFE(R) Index Portfolio and State Street Money Market Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2004

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2004, the earned income for the Portfolio and State Street was $69,912 and $23,304, respectively.

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2004

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2004, the value of the securities loaned amounted to $97,985,663. The loans were collateralized with cash of $98,441,667, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company, and letters of credit from JP Morgan Chase Bank and BNP Paribas in the amounts of $1,264,800 and $2,150,160, respectively.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2004, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind withdrawals, aggregated to $237,412,033 and $297,872,960, respectively. The aggregate value of in-kind withdrawals was $72,956,408.

At December 31, 2004, the tax cost of investments was $2,450,998,571. The aggregate gross unrealized appreciation and gross unrealized depreciation was $783,440,674 and $371,879,248, respectively, resulting in net appreciation of $411,561,426 for all securities as computed on a federal income tax basis. The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA FM. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2004

the S&P 500(R) Index. The market value of each of these investments at December 31, 2004 is listed in the Portfolio of Investments.

During the year, the Portfolio had investment transactions executed through State Street Global Markets LLC, a wholly owned subsidiary of State Street Corp., and an affiliated broker-dealer of SSgA FM. For the year ended December 31, 2004, the Portfolio paid brokerage commissions to State Street Global Markets LLC of $52,740.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2004

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

STATE STREET EQUITY 500 INDEX PORTFOLIO

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds)(the Portfolio) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 11, 2005

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATE STREET MASTER FUNDS
(UNAUDITED)

 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                                                         FUNDS IN         OTHER
                          POSITION(S)   TERM OF OFFICE                                                 FUND COMPLEX   DIRECTORSHIPS
    NAME, ADDRESS AND      HELD WITH    AND LENGTH OF                PRINCIPAL OCCUPATION              OVERSEEN BY       HELD BY
  DATE OF BIRTH ("DOB")      TRUST       TIME SERVED                DURING PAST FIVE YEARS               TRUSTEE         TRUSTEE
 -----------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES:
 -----------------------------------------------------------------------------------------------------------------------------------
 Michael F. Holland       Trustee and  Term: Indefinite  Chairman, Holland & Company L.L.C.                 14       Trustee, State
 Holland & Company, LLC   Chairman of                    (investment adviser) (1995 -- present).                     Street
 375 Park Avenue          the Board    Elected: 7/99                                                                 Institutional
 New York, NY 10152                                                                                                  Investment
 DOB: 07/08/44                                                                                                       Trust; Director
                                                                                                                     of the Holland
                                                                                                                     Series Fund,
                                                                                                                     Inc.; and
                                                                                                                     Director, The
                                                                                                                     China Fund,
                                                                                                                     Inc.
 -----------------------------------------------------------------------------------------------------------------------------------



 William L. Boyan         Trustee      Term: Indefinite  Trustee of Old Mutual South Africa Master          14       Trustee, State
 State Street Master                                     Trust (investments) (1997 -- present);                      Street
 Funds                                 Elected: 7/99     Chairman emeritus, Children's Hospital                      Institutional
 P.O. Box 5049                                           (1984 -- present); Director, Boston Plan For                Investment
 Boston, MA 02206                                        Excellence (non-profit) (1994 -- present);                  Trust; and
 DOB: 01/20/37                                           President and Chief Operations Officer, John                Trustee, Old
                                                         Hancock Mutual Life Insurance Company                       Mutual South
                                                         (1959 -- 1999). Mr. Boyan retired in 1999.                  Africa Master
                                                                                                                     Trust
 -----------------------------------------------------------------------------------------------------------------------------------



 Rina K. Spence           Trustee      Term: Indefinite  President of SpenceCare International LLC          14       Trustee, State
 7 Acacia Street                                         (1998 -- present); Member of the Advisory                   Street
 Cambridge, MA 02138                   Elected: 7/99     Board, Ingenium Corp., (technology company)                 Institutional
 DOB: 10/24/48                                           (2001 -- present); Chief Executive Officer,                 Investment
                                                         IEmily.com, (internet company)                              Trust; Director
                                                         (2000 -- 2001); Trustee Eastern Enterprise                  of Berkshire
                                                         (utilities) (1988 -- 2000).                                 Life Insurance
                                                                                                                     Company of
                                                                                                                     America; and
                                                                                                                     Director,
                                                                                                                     IEmily.com
 -----------------------------------------------------------------------------------------------------------------------------------



 Douglas T. Williams      Trustee      Term: Indefinite  Executive Vice President of Chase Manhattan        14       Trustee, State
 State Street Master                   Elected: 7/99     Bank, (1987 -- 1999). Mr. Williams retired                  Street
 Funds                                                   in 1999.                                                    Insitutional
 P.O. Box 5049                                                                                                       Investment
 Boston, MA 02206                                                                                                    Trust
 DOB: 12/23/40
 -----------------------------------------------------------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATE STREET MASTER FUNDS
(UNAUDITED)

 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
                                                                                                        FUNDS IN         OTHER
                          POSITION(S)  TERM OF OFFICE                                                 FUND COMPLEX   DIRECTORSHIPS
    NAME, ADDRESS AND      HELD WITH    AND LENGTH OF               PRINCIPAL OCCUPATION              OVERSEEN BY       HELD BY
  DATE OF BIRTH ("DOB")      TRUST       TIME SERVED               DURING PAST FIVE YEARS               TRUSTEE         TRUSTEE
 ----------------------------------------------------------------------------------------------------------------------------------
 OFFICERS:
 ----------------------------------------------------------------------------------------------------------------------------------
 Donald A. Gignac         President    Term:            Senior Vice President of State Street Bank         --             --
 State Street Bank and                 Indefinite       and Trust Company (2002 -- present); Vice
 Trust Company                                          President of State Street Bank and Trust
 2 Avenue de Lafayette                 Elected: 8/03    Company (1993 to 2002).
 Boston, MA 02111
 DOB: 06/14/65
 ----------------------------------------------------------------------------------------------------------------------------------



 Karen Gillogly           Treasurer    Term:            Vice President of State Street Bank and            --             --
 State Street Bank and                 Indefinite       Trust Company (1999 -- present); Audit
 Trust Company                                          Senior Manager, Ernst & Young LLP
 One Federal Street                    Elected: 9/03    (1998 -- 1999).
 Boston, MA 02110
 DOB: 09/03/66
 ----------------------------------------------------------------------------------------------------------------------------------



 Julie A. Tedesco         Secretary    Term:            Vice President and Counsel of State Street         --             --
 State Street Bank and                 Indefinite       Bank and Trust Company (2000 -- present);
 Trust Company                                          Counsel of First Data Investor Services
 One Federal Street                    Elected: 5/00    Group, Inc., (1994 -- 2000).
 Boston, MA 02110
 DOB: 09/03/57
 ----------------------------------------------------------------------------------------------------------------------------------



 Peter A. Ambrosini       Chief        Term: Unlimited  Senior Principal and Chief Compliance and          --             --
 SSgA Funds               Compliance                    Risk Management Officer, SSgA Funds
 Management, Inc.         Officer      Elected: 5/04    Management, Inc. and State Street Global
 State Street Financial                                 Advisors (2001 -- present); Managing
 Center                                                 Director, PricewaterhouseCoopers LLP
 One Lincoln Street                                     (1986 -- 2001).
 Boston, MA 02111
 DOB: 12/17/43
 ----------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

INVESTMENT ADVISER

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

                                  ANNUAL REPORT

                                DECEMBER 31, 2004

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Institutional Liquid Reserves Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Money Market Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from August 12, 2004 (commencement of operations) to December 31, 2004.

The table below illustrates your Fund's costs in two ways:

      - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

            To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

      - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Period from August 12, 2004 (commencement of operations) to December 31, 2004

                             Beginning           Ending          Expenses Paid
                           Account Value      Account Value         During
                              8/12/04           12/31/04            Period *
                              -------           --------            --------
Based on Actual
Fund Return                  $1,000.00          $1,006.60           $ 0.58
Based on
Hypothetical (5%
return before                $1,000.00          $1,018.82           $ 0.59
expenses)

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund's annualized average weighted expense ratio as of December 31, 2004 was 0.150%, which includes the Fund's proportionate share of the expenses of the State Street Money Market Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent period (from August 12, 2004 (commencement of operations) to December 31, 2004), then divided by the number of days in the most recent 12-month period.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

ASSETS
   Investment in State Street Money Market Portfolio, at value (identified cost $381,714,498)(Note 1)   $381,714,498
   Receivable from adviser (Note 3)                                                                           23,049
                                                                                                        ------------
     Total assets                                                                                        381,737,547
LIABILITIES
   Payables:
     Administration, custody and transfer agent fees (Note 3)                                                 17,670
     Distribution fees (Note 3)                                                                               11,175
     Registration and filing fees                                                                             40,932
     Professional fees                                                                                        22,750
     Accrued expenses and other liabilities                                                                    7,128
                                                                                                        ------------
       Total liabilities                                                                                      99,655
                                                                                                        ------------
NET ASSETS                                                                                              $381,637,892
                                                                                                        ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                       $381,637,892
                                                                                                        ------------
NET ASSETS                                                                                              $381,637,892
                                                                                                        ============
Shares of beneficial interest outstanding                                                                381,637,892
Offering, net asset value, and redemption price per share                                               $       1.00
                                                                                                        ============

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004*

INCOME
   Interest income allocated from Portfolio (Note 2)           $ 2,240,092
   Expenses allocated from Portfolio (Note 3)                     (123,335)
                                                               -----------
                                                                 2,116,757
                                                               -----------
EXPENSES
   Distribution fees (Note 3)                                       61,668
   Professional fees                                                23,076
   Administration and custody fees (Note 3)                         14,360
   Transfer agent fees (Note 3)                                     11,644
   Registration and filing fees                                     40,932
   Other expenses                                                    7,407
                                                               -----------
    Total Expenses                                                 159,087
   Less: Fee reimbursements by investment adviser (Note 3)         (97,420)
                                                               -----------
    Total Net Expenses                                              61,667
                                                               -----------
NET INVESTMENT INCOME                                            2,055,090
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $ 2,055,090
                                                               ===========

-------------
* The Fund commenced operations on August 12, 2004.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                             For the
                                                           Period Ended
                                                         December 31, 2004*
                                                         ------------------
INCREASE IN NET ASSETS RESULTING FROM:
OPERATIONS:
   Net investment income                                  $     2,055,090
                                                          ---------------
   Net increase in net assets resulting from operations         2,055,090
                                                          ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (2,055,090)
                                                          ---------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
   Shares sold                                              1,648,841,641
   Reinvestment of distributions                                2,055,090
   Shares redeemed                                         (1,269,258,839)
                                                          ---------------
     Net increase from capital share transactions             381,637,892
                                                          ---------------
   Net increase in net assets                                 381,637,892
NET ASSETS, BEGINNING OF PERIOD                                         -
                                                          ---------------
NET ASSETS, END OF PERIOD                                 $   381,637,892
                                                          ===============
Accumulated undistributed net investment income           $             -
                                                          ===============
CHANGES IN SHARES:
   Shares sold                                              1,648,841,641
   Reinvestment of distributions                                2,055,090
   Shares redeemed                                         (1,269,258,839)
                                                          ---------------
     Net increase in shares                                   381,637,892
                                                          ===============

* The Fund commenced operations on August 12, 2004.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period:

                                                     PERIOD
                                                      ENDED
                                                    12/31/04*
                                                    ---------
PER SHARE OPERATING PERFORMANCE (a):
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.0000
                                                 ---------

INVESTMENT OPERATIONS:
   Net investment income                            0.0066
                                                 ---------
LESS DISTRIBUTIONS FROM:
Net investment income                              (0.0066)
                                                 ---------
Net increase (decrease) in net assets                    -
                                                 ---------

NET ASSET VALUE, END OF PERIOD                   $  1.0000
                                                 ---------
TOTAL RETURN (b)                                      0.66%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $ 381,638
Ratio of gross expenses to average net assets         0.23% **
Ratio of net expenses to average net assets           0.15% **
Ratio of net investment income
  to average net assets                               1.67% **

-------------
*   The Fund commenced operations on August 12, 2004.

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the State Street Money Market Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
**  Annualized.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

NOTES TO FINANCIAL STATEMENT

DECEMBER 31,2004

1. ORGANIZATION

The State Street Institutional Investment Trust (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following diversified series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street MSCI(R) EAFE(R) Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Liquid Reserves Fund (the "Fund"). Pursuant to the Trust's Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares, with no par value, of the Fund.

The Fund commenced operations on August 12, 2004. As of December 31, 2004, the Fund and the State Street Equity 500 Index Fund were the only series of the Trust that had commenced operations.

It is the policy of the Fund to maintain a continous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

The Fund invests all of its investable assets in interests in the State Street Money Market Portfolio (the "Portfolio"). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.99% at December 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund's pro-rata share

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2004

of the Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The tax character of distributions paid to shareholders during the period ended December 31, 2004 was $2,055,090 of ordinary income. At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income $ 0

FEDERAL INCOME TAXES - The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios and Funds. Expenses directly attributable to a Portfolio or Fund are charged to that Portfolio or Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio retains SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as its investment adviser. For such investment advisory services, the Portfolio pays SSgA FM a fee at the annual rate of 0.10% of its average daily net assets.

SSgA FM has contractually agreed to cap the total operating expenses of the Fund (not including the pass-through expenses of the Portfolio) on an annual basis at 0.05% of the Fund's average daily net assets until April 30, 2005. For the period ended December 31, 2004, SSgA FM reimbursed the Fund $97,420 under this agreement. There is no agreement in place for SSgA FM to recover operating expenses previously waived or reimbursed.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2004

State Street serves as the Fund's administrator, custodian and transfer agent. The Fund pays State Street annual fees of $25,000 for administration services, $12,000 for custody and accounting services, and $30,000 for transfer agency services plus transaction fees.

ALPS Distributors, Inc. serves as Distributor (the "Distributor") pursuant to a Distribution Agreement with the Trust.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund may compensate financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund's shareholders. The Rule 12b-1 Plan calls for payments at an annual rate of up to 0.05% of daily average net assets. For the period ended December 31, 2004, the Fund accrued State Street Global Markets LLC, an affiliated company of State Street, $61,668 for services provided to the Fund's shareholders.

4. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

5. SUBSEQUENT EVENT

Effective February 1, 2005, ALPS Distributors, Inc. will replace State Street as transfer agent for the Fund. The fees for transfer agent services with ALPS will be materially the same as the fees with State Street.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2004

      GENERAL INFORMATION (UNAUDITED)

      PROXY VOTING POLICIES AND PROCEDURES AND RECORD

      The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 will also be available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

      QUARTERLY PORTFOLIO SCHEDULE

      The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Institutional Investment Trust and Shareholders of State Street Institutional Liquid Reserves Fund:

We have audited the accompanying statement of assets and liabilities of the State Street Institutional Liquid Reserves Fund (one of the funds constituting State Street Institutional Investment Trust)(the Fund) as of December 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from August 12, 2004 (commencement of operations) to December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Institutional Liquid Reserves Fund of the State Street Institutional Investment Trust at December 31, 2004, the results of its operations, the changes in its net assets and financial highlights for the period from August 12, 2004 (commencement of operations) to December 31, 2004, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

Boston, Massachusetts
February 11, 2005

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATE STREET INSTITUTIONAL INVESTMENT TRUST
(UNAUDITED)

                                                                                                 NUMBER OF
                                                                                                 FUNDS IN           OTHER
                               POSITION(S)   TERM OF OFFICE                                    FUND COMPLEX     DIRECTORSHIPS
NAME, ADDRESS AND               HELD WITH     AND LENGTH OF          PRINCIPAL OCCUPATION       OVERSEEN BY        HELD BY
DATE OF BIRTH ("DOB")             TRUST        TIME SERVED          DURING PAST FIVE YEARS        TRUSTEE          TRUSTEE
---------------------             -----        -----------          ----------------------        -------          -------
INDEPENDENT TRUSTEES:

Michael F. Holland             Trustee and   Term: Indefinite    Chairman, Holland &               14           Trustee, State
Holland & Company, LLC         Chairman of                       Company L.L.C.                                 Street
375 Park Avenue                the Board     Elected: 7/99       (investment adviser)                           Institutional
New York, NY 10152                                               (1995 - present).                              Investment
DOB: 07/08/44                                                                                                   Trust; Director
                                                                                                                of the Holland
                                                                                                                Series Fund,
                                                                                                                Inc.; and
                                                                                                                Director, The
                                                                                                                China Fund,
                                                                                                                Inc.

William L. Boyan               Trustee       Term: Indefinite    Trustee of Old Mutual             14           Trustee, State
State Street Master Funds                                        South Africa Master Trust                      Street
P.O. Box 5049                                Elected: 7/99       (investments) (1997 -                          Institutional
Boston, MA 02206                                                 present);                                      Investment
DOB: 01/20/37                                                    Chairman emeritus,                             Trust; and
                                                                 Children's                                     Trustee, Old
                                                                 Hospital (1984 - present);                     Mutual South
                                                                 Director, Boston Plan For                      Africa Master
                                                                 Excellence (non-profit)                        Trust
                                                                 (1994 - present);
                                                                 President and Chief
                                                                 Operations Officer, John
                                                                 Hancock Mutual Life
                                                                 Insurance Company
                                                                 (1959 - 1999). Mr. Boyan
                                                                 retired in 1999.

Rina K. Spence                 Trustee       Term: Indefinite    President of SpenceCare           14           Trustee, State
7 Acacia Street                                                  International LLC (1998 -                      Street
Cambridge, MA 02138                          Elected: 7/99       present); Member of the                        Institutional
DOB: 10/24/48                                                    Advisory Board, Ingenium                       Investment
                                                                 Corp., (technology company)                    Trust; Director
                                                                 (2001 - present); Chief                        of Berkshire
                                                                 Executive Officer,                             Life Insurance
                                                                 IEmily.com,                                    Company of
                                                                 (internet company) (2000-                      America; and
                                                                 2001); Trustee                                 Director,
                                                                 Eastern Enterprise                             IEmily.com
                                                                 (utilities) (1988 - 2000).

Douglas T. Williams            Trustee       Term: Indefinite    Executive Vice President          14           Trustee, State
State Street Master Funds                                        of Chase Manhattan Bank,                       Street
P.O. Box 5049                                Elected: 7/99       (1987 - 1999). Mr. Williams                    Insitutional
Boston, MA 02206                                                 retired in 1999.                               Investment
DOB:12/23/40                                                                                                    Trust

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATE STREET INSTITUTIONAL INVESTMENT TRUST
(UNAUDITED)

                                                                                               NUMBER OF
                                                                                                FUNDS IN           OTHER
                               POSITION(S)   TERM OF OFFICE                                   FUND COMPLEX     DIRECTORSHIPS
  NAME, ADDRESS AND             HELD WITH     AND LENGTH OF         PRINCIPAL OCCUPATION      OVERSEEN BY        HELD BY
DATE OF BIRTH("DOB")              TRUST        TIME SERVED         DURING PAST FIVE YEARS        TRUSTEE          TRUSTEE
---------------------          -----------     -----------         ----------------------        -------          -------
OFFICERS:

Donald A. Gignac               President     Term: Indefinite    Senior Vice President of          -                  -
State Street Bank and Trust                                      State Street Bank and
Company                                      Elected: 8/03       Trust Company (2002 -
2 Avenue de Lafayette                                            present); Vice President
Boston, MA 02111                                                 of State Street Bank and
DOB: 06/14/65                                                    Trust Company (1993 to
                                                                 2002).

Karen Gillogly                 Treasurer     Term: Indefinite    Vice President of State           -                  -
State Street Bank and Trust                                      Street Bank and Trust
Company                                      Elected: 9/03       Company (1999-
One Federal Street                                               present); Audit Senior
Boston, MA 02110                                                 Manager, Ernst & Young
DOB: 09/03/66                                                    LLP(1998-1999).

Julie A. Tedesco               Secretary     Term: Indefinite    Vice President and Counsel        -                  -
State Street Bank and Trust                                      of State Street Bank and
                                                                 Trust
Company                                      Elected: 5/00       Company (2000 - present);
One Federal Street                                               Counsel of First Data
                                                                 Investor
Boston, MA 02110                                                 Services Group, Inc.,
DOB: 09/03/57                                                    (1994 - 2000).

Peter A. Ambrosini             Chief         Term: Unlimited     Senior Principal and Chief        -                  -
SSgA Funds                     Compliance                        Compliance and Risk
Management, Inc.               Officer       Elected: 5/04       Management Officer, SSgA
State Street Financial                                           Funds Management, Inc. and
Center                                                           State Street Global Advisors
One Lincoln Street                                               (2001-present); Managing
Boston, MA 02111                                                 Director,
DOB: 12/17/43                                                    PricewaterhouseCoopers LLP
                                                                 (1986-2001).

The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES

Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02109

TRANSFER AGENT

APLS Mutual Funds Services, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                       STATE STREET MONEY MARKET PORTFOLIO

                                  ANNUAL REPORT

                                DECEMBER 31, 2004

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                  DECEMBER 31, 2004
----------------------                  -----------------
Repurchase Agreements                        45.1%
Commercial Paper                             26.9
Time Deposits                                 7.0
U.S. Government Agency Obligations            6.6
Bank Note                                     3.9
Euro Certificate of Deposit                   3.9
Medium Term Note                              3.9
Yankee Certificate of Deposit                 2.6
Other assets less liabilities                 0.1
                                        ---------
Total                                       100.0%
                                        ---------

MATURITY LADDER*           DECEMBER 31, 2004
----------------           -----------------
3 Days                           52.1%
4-90 Days                        44.0
90+ Days                          3.9
                           ----------
Total                           100.0%
                           ----------
Average maturity              19 Days

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET MONEY MARKET PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Money Market Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from August 12, 2004 (commencement of operations) to December 31, 2004.

The table below illustrates your Portfolio's costs in two ways:

      - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

            To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

      - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Period from August 12, 2004 (commencement of operations) to December 31, 2004

                        BEGINNING          ENDING           EXPENSES PAID
                      ACCOUNT VALUE     ACCOUNT VALUE          DURING
                         8/12/04          12/31/04            PERIOD *
                      -------------     -------------       -------------
BASED ON ACTUAL
PORTFOLIO RETURN      $1,000.00         $1,006.84           $ 0.39
BASED ON
HYPOTHETICAL (5%
RETURN BEFORE
EXPENSES)             $1,000.00         $1,019.01           $ 0.39

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of December 31, 2004 was 0.100%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent period (from August 12, 2004 (commencement of operations) to December 31, 2004), then divided by the number of days in the most recent 12-month period.

                       STATE STREET MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004

NAME OF ISSUER                              INTEREST      MATURITY        PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                            RATE          DATE            AMOUNT           COST +
------------------                            ----          ----            ------           ------
COMMERCIAL PAPER - 26.85%
ABCP CREDIT ARBITRAGE - 6.53%
  Aspen Funding Corp.                       2.470%       03/16/2005     $  5,000,000     $   4,975,025
  Grampian Funding Ltd.                     2.310%       02/04/2005       10,000,000         9,977,994
  Lake Constance Funding LLC                2.200%       02/07/2005       10,000,000         9,977,389
                                                                                         -------------
                                                                                            24,930,408
                                                                                         -------------
ABCP HYBRID - 1.31%
  Giro Balanced Funding Corp.               2.260%       01/14/2005        5,000,000         4,995,775
                                                                                         -------------
ABCP RECEIVABLES AND SECURITIES - 9.34%
  CRC Funding LLC                           2.300%       01/31/2005        7,500,000         7,485,313
  Liberty Street Funding Corp.              2.290%       01/25/2005       10,000,000         9,984,267
  Nieuw Amsterdam Receivables               2.500%       03/21/2005        8,259,000         8,214,234
  Thunder Bay Funding, Inc.                 2.490%       03/14/2005       10,000,000         9,951,000
                                                                                         -------------
                                                                                            35,634,813
                                                                                         -------------
BANK FOREIGN - 5.23%
  Alliance & Leicester Plc                  1.860%       01/27/2005       10,000,000         9,986,567
  Nordea North America, Inc.                2.280%       01/26/2005       10,000,000         9,983,785
                                                                                         -------------
                                                                                            19,970,352
                                                                                         -------------
FINANCE NON-CAPTIVE CONSUMER - 4.44%
  General Electric Capital Corp.            1.850%       02/11/2005       10,000,000         9,978,931
  General Electric Capital Corp.            1.990%       03/09/2005        7,000,000         6,974,075

                                                                                            16,953,005
                                                                                         -------------
TOTAL COMMERCIAL PAPER                                                                     102,484,353
                                                                                         -------------
YANKEE CERTIFICATE OF DEPOSIT - 2.62%
BANK FOREIGN - 2.62%
  UBS AG                                    1.950%       02/17/2005       10,000,000        10,000,000
                                                                                         -------------
TOTAL YANKEE CERTIFICATE OF DEPOSIT                                                         10,000,000
                                                                                         -------------
EURO CERTIFICATE OF DEPOSIT - 3.93%
BANK FOREIGN - 3.93%
  Societe Generale                          1.820%       01/19/2005       15,000,000        15,000,000
                                                                                         -------------
TOTAL EURO CERTIFICATE OF DEPOSIT                                                           15,000,000
                                                                                         -------------
BANK NOTE - 3.93%
BANK DOMESTIC - 3.93%
  U.S. Bank NA                              1.920%       02/10/2005       15,000,000        15,000,000
                                                                                         -------------
TOTAL BANK NOTE                                                                             15,000,000
                                                                                         -------------
MEDIUM TERM NOTE - 3.93%
FINANCE NON-CAPTIVE CONSUMER - 3.93%
  American Express Credit Corp. (a)         2.510%       01/18/2005       15,000,000        15,005,794
                                                                                         -------------
TOTAL MEDIUM TERM NOTE                                                                      15,005,794
                                                                                         -------------
TIME DEPOSITS - 7.02%
BANK DOMESTIC - 7.02%
  Marshall & Ilsley                         2.000%       01/03/2005       11,821,000        11,821,000
  National City Bank                        2.000%       01/03/2005       15,000,000        15,000,000
                                                                                         -------------
TOTAL TIME DEPOSITS                                                                         26,821,000
                                                                                         -------------

                       STATE STREET MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004

NAME OF ISSUER                                                      INTEREST      MATURITY        PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                                    RATE          DATE           AMOUNT            COST +
------------------                                                    ----          ----           ------            ------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.54%
   Federal National Mortgage Association (a)                         2.350%      03/09/2005     $ 15,000,000     $  14,995,346
   Federal National Mortgage Association Discount Notes              1.830%      02/16/2005       10,000,000         9,976,617
                                                                                                                 -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                            24,971,963
                                                                                                                 -------------
REPURCHASE AGREEMENTS -- 45.11%
   Bear Stearns Tri Party Repo, dated 12/31/04
      (collateralized by Federal Home Loan Mortgage
      Corporation, 4.500%-8.500% due 04/01/13-11/01/34 and
      Federal National Mortgage Association, 4.000%-8.000%
      due 08/01/08-01/01/35 valued at $61,204,538); proceeds
      $60,011,450                                                    2.290%      01/03/2005       60,000,000        60,000,000
   Countrywide Tri Party Repo, dated 12/31/04
      (collateralized by Federal Home Loan Mortgage
      Corporation, 6.000% due 11/01/33 and Federal National
      Mortgage Association, 4.500% due 05/01/13 valued at
      $15,300,000); proceeds $15,002,875                             2.300%      01/03/2005       15,000,000        15,000,000
   Goldman Sachs Tri Party Repo, dated 12/31/04
      (collateralized by U.S. Treasury Stripped Principal, zero
      coupon due 11/15/05 valued at $83,825,641); proceeds
      $82,197,341                                                    2.240%      01/03/2005       82,182,000        82,182,000
   Lehman Brothers Tri Party Repo, dated 12/31/04
      (collateralized by Federal Home Loan Bank, 5.750% due
      05/15/12 and Federal Home Loan Mortgage Corporation,
      2.125% due 11/15/05 valued at $15,303,134); proceeds
      $15,002,750                                                    2.200%      01/03/2005       15,000,000        15,000,000
                                                                                                                 -------------
TOTAL REPURCHASE AGREEMENTS                                                                                         172,182,000
                                                                                                                 -------------
TOTAL INVESTMENTS -- 99.93%                                                                                        381,465,110
OTHER ASSETS LESS LIABILITIES -- 0.07%                                                                                 250,395
                                                                                                                 -------------
NET ASSETS -- 100.00%                                                                                            $ 381,715,505
                                                                                                                 =============

(a) Floating Rate Note - Interest rate shown is rate in effect at December 31, 2004.

+   See Note 2 to the Financial Statements.

                     See Notes to the Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

ASSETS
Investments in unaffiliated issuers, at amortized cost (Note 2)             $  209,283,110
Repurchase agreements (cost $172,182,000) (Note 2)                             172,182,000
                                                                            --------------
                                                                               381,465,110
Receivables:
   Cash                                                                                645
   Interest receivable                                                             292,991
   Receivable from adviser (Note 3)                                                 27,282
                                                                            --------------
      Total assets                                                             381,786,028

LIABILITIES
Payables:
   Administration, custody and transfer agent fees (Note 3)                          8,064
   Investment advisory fee (Note 3)                                                 22,350
   Professional fees                                                                35,200
   Accrued expenses and other liabilities                                            4,909
                                                                            --------------
      Total Liabilities                                                             70,523
                                                                            --------------
NET ASSETS                                                                  $  381,715,505
                                                                            ==============
COMPOSITION OF NET ASSETS
Paid-in capital                                                             $  381,715,505
                                                                            --------------
NET ASSETS                                                                  $  381,715,505
                                                                            ==============

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004*

INVESTMENT INCOME
  Interest                                                                $ 2,240,100
                                                                          -----------
EXPENSES
  Management fees (Note 3)                                                    123,336
  Administration, custody and transfer agent fees (Note 3)                     58,064
  Professional fees                                                            35,708
  Trustees' fees                                                                3,909
  Printing fees                                                                 2,000
  Other expenses                                                                2,909
                                                                          -----------
     Total Expenses                                                           225,926
  Less: Fee waivers/reimbursements by investment adviser (Note 3)            (102,591)
                                                                          -----------
     Total Net Expenses                                                       123,335
                                                                          -----------
NET INVESTMENT INCOME                                                       2,116,765
                                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 2,116,765
                                                                          ===========

* The Portfolio commenced operations on August 12, 2004.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                     For the Period
                                                                         Ended
                                                                   December 31, 2004*
                                                                   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income                                            $     2,116,765
                                                                   ---------------
    Net increase in net assets resulting from operations                 2,116,765
                                                                   ---------------
CAPITAL TRANSACTIONS
  Proceeds from contributions                                        1,620,664,197
  Fair value of withdrawals                                         (1,241,065,457)
                                                                   ---------------
  Net increase in net assets from capital transactions                 379,598,740
                                                                   ---------------
TOTAL NET INCREASE IN NET ASSETS                                       381,715,505

NET ASSETS
Beginning of period                                                              -
                                                                   ---------------
End of period                                                      $   381,715,505
                                                                   ===============

* The Portfolio commenced operations on August 12, 2004.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                              PERIOD
                                                               ENDED
                                                             12/31/04*
                                                             ---------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)                   $ 381,716

  Ratios to average net assets:
    Gross operating expenses                                      0.18%**
    Net operating expenses                                        0.10%**
    Net investment income                                         1.71%**

  Total return (a)                                                0.68%

-------------------------------------------------
* The Portfolio commenced operations on August 12, 2004.

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

** Annualized.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2004

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio (the "Portfolio"). At December 31, 2004, only the Portfolio, State Street Equity 500 Index Portfolio and State Street MSCI(R) EAFE(R) Index Portfolio had commenced operations. The Portfolio commenced operations on August 12, 2004. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity by investing in dollar denominated securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio's transactions, is within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios and Funds. Expenses directly attributable to a Portfolio or Fund are charged to that Portfolio or Fund. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM (the "Adviser"). The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until April 30, 2005. For the period ended December 31, 2004, SSgA FM reimbursed the Portfolio $102,591 under this agreement. There is no agreement in place for SSgA FM to recover operating expenses previously waived or reimbursed.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Portfolio pays State Street an annual fee of the average daily net assets as follows:

                                       Annual percentage of
Asset Levels                         average daily net assets
------------                         --------------------------
First $200 Million                   0.04%
Next $200 Million                    0.03
Thereafter                           0.02

Minimum annual fee:
Assets of $500 million and less      $150,000
Assets of $500 million - $2 billion  $200,000 with 0.01% waiver

State Street has contractually agreed to waive 0.01% of its fees on an annual basis when the Portfolio's assets are between $500 million and $2 billion. For the period ended December 31, 2004, no amounts were waived under this agreement.

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $20,000. Each trustee is reimbursed for out-of-pocket and travel expenses. The Portfolio reimburses State Street or its affiliates for its pro-rata share of the total fees.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

      GENERAL INFORMATION (UNAUDITED)

      PROXY VOTING POLICIES AND PROCEDURES AND RECORD

      The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 will also be available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

      QUARTERLY PORTFOLIO SCHEDULE

      The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

STATE STREET MONEY MARKET PORTFOLIO

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Money Market Portfolio (one of the portfolios constituting State Street Master Funds)(the Portfolio) as of December 31, 2004, and the related statement of operation, the statement of changes in net assets, and financial highlights for the period from August 12, 2004 (commencement of operations) to December 31, 2004. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Money Market Portfolio of State Street Master Funds at December 31, 2004, the results of its operations, the changes in its net assets, and its financial highlights for the period from August 12, 2004 (commencement of operations) to December 31, 2004, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

Boston, Massachusetts
February 11, 2005

STATE STREET MONEY MARKET PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED)

                                                                                         NUMBER OF
                                                                                          FUNDS IN          OTHER
                             POSITION(S)   TERM OF OFFICE                               FUND COMPLEX     DIRECTORSHIPS
  NAME, ADDRESS AND           HELD WITH    AND LENGTH OF       PRINCIPAL OCCUPATION     OVERSEEN BY         HELD BY
DATE OF BIRTH ("DOB")           TRUST       TIME SERVED       DURING PAST FIVE YEARS      TRUSTEE           TRUSTEE
---------------------           -----       -----------       ----------------------      -------           -------
INDEPENDENT TRUSTEES:

Michael F. Holland           Trustee and   Term:Indefinite    Chairman, Holland &            14         Trustee, State
Holland & Company, LLC       Chairman of                      Company L.L.C.                            Street
375 Park Avenue              the Board     Elected: 7/99      (investment adviser)                      Institutional
New York, NY 10152                                            (1995 - present).                         Investment
DOB: 07/08/44                                                                                           Trust; Director
                                                                                                        of the Holland
                                                                                                        Series Fund,
                                                                                                        Inc.; and
                                                                                                        Director, The
                                                                                                        China Fund,
                                                                                                        Inc.

William L. Boyan             Trustee       Term:Indefinite    Trustee of Old Mutual          14         Trustee, State
State Street Master Funds                                     South Africa Master Trust                 Street
P.O. Box 5049                              Elected: 7/99      (investments) (1997 -                     Institutional
Boston, MA 02206                                              present);                                 Investment
DOB: 01/20/37                                                 Chairman emeritus,                        Trust; and
                                                              Children's                                Trustee, Old
                                                              Hospital (1984 - present);                Mutual South
                                                              Director, Boston Plan For                 Africa Master
                                                              Excellence (non-profit)                   Trust
                                                              (1994 - present);
                                                              President and Chief
                                                              Operations Officer, John
                                                              Hancock Mutual Life
                                                              Insurance Company
                                                              (1959 - 1999). Mr. Boyan
                                                              retired in 1999.

Rina K. Spence               Trustee       Term:Indefinite    President of SpenceCare        14         Trustee, State
7 Acacia Street                                               International LLC (1998 -                 Street
Cambridge, MA 02138                        Elected: 7/99      present); Member of the                   Institutional
DOB: 10/24/48                                                 Advisory Board, Ingenium                  Investment
                                                              Corp., (technology                        Trust; Director
                                                              company)                                  of Berkshire
                                                              (2001 - present); Chief                   Life Insurance
                                                              Executive Officer,                        Company of
                                                              IEmily.com,                               America; and
                                                              (internet company) (2000-                 Director,
                                                              2001); Trustee                            IEmily.com
                                                              Eastern Enterprise
                                                              (utilities) (1988 - 2000).

Douglas T. Williams          Trustee       Term:Indefinite    Executive Vice President       14         Trustee, State
State Street Master Funds                                     of Chase Manhattan Bank,                  Street
P.O. Box 5049                              Elected: 7/99      (1987 - 1999). Mr. Williams               Insitutional
Boston, MA 02206                                              retired in 1999.                          Investment
DOB:12/23/40                                                                                            Trust

STATE STREET MONEY MARKET PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED)

                                                                                           NUMBER OF
                                                                                            FUNDS IN      OTHER
                             POSITION(S)   TERM OF OFFICE                                 FUND COMPLEX  DIRECTORSHIPS
  NAME, ADDRESS AND           HELD WITH    AND LENGTH OF        PRINCIPAL OCCUPATION       OVERSEEN BY    HELD BY
DATE OF BIRTH ("DOB")           TRUST       TIME SERVED        DURING PAST FIVE YEARS        TRUSTEE      TRUSTEE
---------------------           -----       -----------        ----------------------        -------      -------
OFFICERS:

Donald A. Gignac             President     Term:Indefinite    Senior Vice President of         -             -
State Street Bank and Trust                                   State Street Bank and
Company                                    Elected: 8/03      Trust Company (2002 -
2 Avenue de Lafayette                                         present); Vice President
Boston, MA 02111                                              of State Street Bank and
DOB: 06/14/65                                                 Trust Company (1993 to
                                                              2002).

Karen Gillogly               Treasurer     Term:Indefinite    Vice President of State          -             -
State Street Bank and Trust                                   Street Bank and Trust
Company                                    Elected: 9/03      Company (1999-
One Federal Street                                            present); Audit Senior
Boston, MA 02110                                              Manager, Ernst & Young
DOB: 09/03/66                                                 LLP(1998-1999).

Julie A. Tedesco             Secretary     Term:Indefinite    Vice President and Counsel       -             -
State Street Bank and Trust                                   of State Street Bank and
Company                                                       Trust
One Federal Street                         Elected: 5/00      Company (2000 - present);
Boston, MA 02110                                              Counsel of First Data
DOB: 09/03/57                                                 Investor
                                                              Services Group, Inc.,
                                                              (1994 - 2000).

Peter A. Ambrosini           Chief         Term: Unlimited    Senior Principal and Chief       -             -
SSgA Funds                   Compliance                       Compliance and Risk
Management, Inc.             Officer       Elected: 5/04      Management Officer, SSgA
State Street Financial                                        Funds Management, Inc. and
Center                                                        State Street Global Advisors
One Lincoln Street                                            (2001-present); Managing
Boston, MA 02111                                              Director,
DOB: 12/17/43                                                 PricewaterhouseCoopers LLP
                                                              (1986-2001).

      The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES

Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET MONEY MARKET PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

ITEM  2. CODE OF ETHICS.

As of the end of the period, December 31, 2004, State Street Institutional Investment Trust (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the Trust has the following "audit committee financial experts" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is "independent" for purposes of this Item 3.

ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a)   Audit Fees

            For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP ("E&Y"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by E&Y in connection with the Trust's statutory and regulatory filings or engagement were $36,000 and $20,000, respectively.

      (b)   Audit-Related Fees

            For the fiscal years ended December 31, 2004 and December 31, 2003, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

      (c)   Tax Fees

            For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $10,000 and $10,000, respectively. Such tax services included the review of income and excise tax returns for the Trust.

      (d)   All Other Fees

            For the fiscal years ended December 31, 2004 and December 31, 2003, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in (a) through (c).

            For the fiscal years ended December 31, 2004 and December 31, 2003, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee.

     (e)(1) Audit Committee Pre-Approval Policies and Procedures

            The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

                  "Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

                        1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

                        2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

            De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

              Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

              Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person)."

     (e)(2) Percentages of Services

            None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

     (f)    Not applicable.

     (g)    Total Fees Paid By Adviser and Certain Affiliates

            For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $4,132,210 and $4,730,732, respectively.

     (h) E&Y notified the Trust's Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust's Audit Committee to consider whether such services were compatible with maintaining E&Y's independence.

ITEM  5. AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM  6. SCHEDULE OF INVESTMENTS.

Not applicable to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM  8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM  10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM  11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal quarter covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):              State Street Institutional Investment Trust

By:                        /s/Donald A. Gignac
                           -----------------------------------------------------
                           Donald A. Gignac
                           President

By:                        /s/Karen D. Gillogly
                           -----------------------------------------------------
                           Karen D. Gillogly
                           Treasurer

Date:                      March 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                        /s/Donald A. Gignac
                           -----------------------------------------------------
                           Donald A. Gignac
                           President

By:                        /s/Karen D. Gillogly
                           -----------------------------------------------------
                           Karen D. Gillogly
                           Treasurer

Date:                      March 2, 2005